RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended				12 Months Ended
	Feb. 12, 2021	Jul. 25, 2022	May 31, 2021	Mar. 31, 2021	Mar. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Debt conversion rate			$ 9	$ 9		$ 9
Warrants to purchase shares of common stock			75,000	91,667	106,667
Issuance of new rstricted shares		75,000
Professional services		$ 70,500
Issuance of convertible notes payable				350,000
Indirect interest amount recieved			$ 50,000	$ 200,000
Warrants exercise price				$ 9
Convertible notes payable						$ 2,005,000
Repayments of notes payable - related parties						$ 0	$ 30,000
Board of Directors [Member]
Convertible notes payable			$ 400,000
Designation shares of Preferred Stock						3,000,000
IDTEC [Member]
Issuance of new rstricted shares						58,980
Warrants exercise price					$ 9
Warrants purchased					106,667
Settelment of outstanding amount					$ 88,469
Settlement of outstanding judgement						$ 88,470
Common stock, shares held						666,667
Preferred Stock shares issued in exchange for common stock						666,667
David Gandini [Member]
Repayments of notes payable - related parties	$ 30,000
Unseured note interest rate	0.00%
Preferred Stock shares issued in exchange for common stock						333,333